other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	$ 357	$ 371
Additions	71	133
Amortization	(76)	(152)
Balance, end of period	352	352
Current			$ 247
Non-current			105	$ 110
Total	357	371	352	371
Costs incurred to obtain contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	342	356
Additions	70	131
Amortization	(75)	(150)
Balance, end of period	337	337
Current			242
Non-current			95
Total	342	356	337	356
Costs incurred to fulfill contracts with customers
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Balance, beginning of period	15	15
Additions	1	2
Amortization	(1)	(2)
Balance, end of period	15	15
Current			5
Non-current			10
Total	$ 15	$ 15	$ 15	$ 15